Disclosures on equity - Financial Restrictions with Respect to Bonds Issued (Details) - Financial restrictions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Restrictions [Line Items]
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	H	H
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	(0.15%)	0.06%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	Q	Q
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	(0.15%)	0.06%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	O	O
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	(0.15%)	0.06%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bank loans	Bank loans
Creditor	Scotiabank	Scotiabank
Registration number	PB 70M	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	(0.15%)	0.06%
Fulfilled YES/NO	yes	yes